OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES
Summary of Assets and Liabilities Subject to a Master Netting Arrangement Not Offset

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2020	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(3,143,567)	487,207	(2,656,360)
Derivatives instruments	103,093	40,851	143,944	—	—	—
Total	103,093	40,851	143,944	(3,143,567)	487,207	(2,656,360)

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2019	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(3,115,913)	827,175	(2,288,738)
Derivatives instruments	423,353	(72,673)	350,680	—	—	—
Total	423,353	(72,673)	350,680	(3,115,913)	827,175	(2,288,738)